Receivables, net	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Receivables, net
he accompanying Consolidated Balance Sheets consist of the following:

	September 30,
	2017	2016
Trade accounts receivable	$289.5	$266.9
Less: Allowance for doubtful trade accounts receivable	23.5	21.3
Total trade accounts receivable, net	266.0	245.6
Other receivables	19.7	23.8
Total receivables, net	$285.7	$269.4

The following is an analysis of the allowance for doubtful trade accounts receivable:

Period	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Other Adjustments	Balance at End of Period
Fiscal 2017	$21.3	$4.1	$(2.9)	$1.0	$23.5
Fiscal 2016	15.8	8.2	(2.9)	0.2	21.3
Fiscal 2015	17.3	0.1	(1.4)	(0.2)	15.8

The Company has a broad range of customers including many large retail outlet chains, three of which exceeded 10% of consolidated net sales and/or trade receivables. These three customers represented 37.7%, 37.1% and 37.7% of Company’s “Net sales” during Fiscal 2017, 2016 and 2015, respectively; and 36.2% and 22.6% of Company’s “Trade receivables, net” in the accompanying Consolidated Balance Sheets at September 30, 2017 and 2016, respectively.
Spectrum Brands has entered into various factoring agreements and early pay programs with its customers to sell its trade receivables under non-recourse agreements in exchange for cash proceeds. A loss on sales is recognized for any discount and factoring fees associated with the transfer. Spectrum Brands utilizes factoring arrangements as an integral part of their financing for working capital. These transactions are treated as a sale and are accounted for as a reduction in trade receivables because the agreements transfer effective control over and risk related to the receivables to buyers. In some instances, Spectrum Brands may continue to service the transferred receivable after the factoring has occurred, but in most cases Spectrum Brands does not service any factored accounts. Any servicing of the trade receivable does not constitute significant continuing involvement or preclude the recognition of a sale. Spectrum Brands does not carry any material servicing assets or liabilities. Cash proceeds from these arrangements are reflected as operating activities. The aggregate gross amount factored under these facilities was $1,158.2, $1,087.3 and $974.6 for Fiscal 2017, 2016 and 2015, respectively. The cost of factoring such trade receivables was $7.6, $6.2 and $2.8 for Fiscal 2017, 2016 and 2015, respectively, which are reported in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations.